MINING MACHINES, NET (Tables)	12 Months Ended
Dec. 31, 2024
MINING MACHINES, NET
Schedule of mining machines, net

	As of December 31,
	2024
	RMB	US$
Mining machines	1,856,551,378	254,346,496
Less: accumulated depreciation	(84,232,337)	(11,539,783)
Mining machines, net	1,772,319,041	242,806,713